LEASE (Tables)	6 Months Ended
Jun. 30, 2022
LEASE
Schedule of supplemental balance sheet information related to operating leases

As of
June 30, 2022
RMB
(Unaudited)
Right-of-use assets, net	8,396

Operating lease liabilities - current	1,029
Operating lease liabilities - non-current	7,530
Total operating lease liabilities	8,559

Schedule of weighted average remaining lease terms and discount rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2022:

Weighted average remaining lease term (years)	7.62
Weighted average discount rate	4.35%

Summary of future minimum lease payments under non-cancelable operating leases

Twelve months ending June 30,	RMB
2023	2,181
2024	1,060
2025	1,083
2026	1,105
2027	1,128
2028	1,150
Thereafter	2,267
Total future minimum lease payments	9,974
Less: imputed interest	1,415
Total	8,559